Other operating income/(expenses) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Incomeexpenses
Sales taxes and other tax expenses		R$ (7,565,683)	R$ (6,828,457)	R$ (6,048,902)
Legal provision		(2,874,896)	(3,888,464)	(2,016,778)
Result from sales of non-current assets, investments, and property and equipment, net	[1]	662,967	25,894	(239,606)
Marketing expenses		(3,478,163)	(3,078,632)	(2,858,522)
Other		(4,247,779)	(4,834,098)	(7,658,438)
Total		R$ (17,503,554)	R$ (18,603,757)	R$ (18,822,246)

[1]	Includes gains related to the demutualization of the CIP (Interbank Payments Chamber) on March, 2022.